Summary of lease liabilities - changes in the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
At the beginning of the year	$ 25,689	$ 34,384
New contracts	5,174	5,785
Payments of lease liabilities	(9,827)	(9,100)	$ (13,280)
Interest paid on lease liabilities	(1,415)	(1,385)	(3,259)
Interest accrued	1,272	1,757	3,416
Foreign exchange effect	(952)	(5,752)
Lease liabilities	19,639	25,689	$ 34,384
Current liabilities	16,246	15,999
Non-current liabilities	$ 3,393	$ 9,690